Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Plan Activity

Stock option activity under the 2010 Plan was as follows:

	Options Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2018	639,442	3,310,990	$3.36	8.16	$2,490
Additional shares authorized	126,582	—
Granted	(937,484)	937,484	$5.62
Exercised	—	(124,118)	$2.92
Cancelled and forfeited	366,899	(366,899)	$3.24

Balance as of December 31, 2019	195,439	3,757,457	$3.95	7.81	$8,618

Vested and expected to vest as of December 31, 2019		3,603,449	$3.95	7.76	$8,396

Exercisable as of December 31, 2019		1,361,219	$1.34	6.16	$4,697

Summary of Ranges of Assumptions Used to Value Options with Service-Based and Performance Vesting Granted to Employees

The following ranges of assumptions were used to value options with service-based and/or performance vesting granted to employees:

	Years Ended December 31,
	2018	2019
Expected term (in years)	4.78 - 4.98	4.97 - 5.05
Expected volatility	48.4% - 48.8%	49.3% - 50.9%
Risk-free interest rate	2.65% - 3.02%	1.57% - 2.48%
Dividend yield	0%	0%

Summary of Stock-based Compensation

The following table sets forth stock-based compensation included in the accompanying condensed statements of operations (in thousands):

	Nine Months Ended September 30,
	2020	2019
Cost of revenue	$181	$3
Research and development	3,326	266
Sales and marketing	2,828	119
General and administrative	8,836	248

Total stock-based compensation expense	15,171	636

The following table sets forth stock-based compensation included in the Company’s statements of operations (in thousands):

	Years Ended December 31,
	2018	2019
Cost of revenue	$14	$5
Research and development	234	227
Sales and marketing	176	189
General and administrative	364	462

Total stock-based compensation	$788	$883